INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax (expense) benefit	(16,441)	14,578	(1)
Deferred tax (expense) benefit	(516)	20,041	(40,948)
	(16,957)	34,619	(40,949)

Summary of principle components of deferred tax assets and deferred taxes liability

The principle components of deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets：
Deductible temporary difference related to advertising expenses	458,991	750,576
Net operating loss carrying forwards	160,919	578,623
Transfer of intangible assets	1,679	1,510
Accrued liabilities	300	2,176
Total deferred tax assets	621,889	1,332,885
Less: valuation allowance	(573,565)	(1,332,885)
Deferred tax assets net	48,324	—

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities
Building and land use right	72,447	71,107
Intangible assets	3,287	—
Deferred revenue	2,750	—
Unrecognized gains of available-for-sale investments	213	509
Total deferred tax liabilities	78,697	71,616

Summary of movements of valuation allowance

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the period	42,797	40,352	573,565
Acquisitions	—	4,987	—
Additions	36,138	529,915	759,320
Reversal	(38,583)	(1,689)	—
Balance at end of the period	40,352	573,565	1,332,885

Sumamry of reconciliation of effective tax rate and statutory income tax rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income (loss) before provision for income taxes and share of results of equity investees	242,239	(1,427,612)	(3,062,214)
Income tax (expense) benefit computed at an applicable tax rate of 25%	(60,560)	356,903	765,554
Effect of permanent differences	(11,010)	55,935	(8,186)
Effect of research and development super-deduction	38,078	88,881	89,287
Effect of preferential tax rate	10,399	62,404	(129,026)
Effect on tax rates in different tax jurisdictions	3,691	(1,278)	742
Change in valuation allowance	2,445	(528,226)	(759,320)
	(16,957)	34,619	(40,949)